Note 4 - Loans	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4 - LOANS

The composition of loans by major loan category is presented below:

(Dollars in thousands)	December 31, 2012	December 31, 2011
Real estate secured loans:
Residential 1-4 Family	$174,421	$166,414
Multifamily	5,555	5,144
Commercial	80,284	81,253
Construction and land development	40,305	39,241
Total real estate secured loans	300,565	292,052
Commercial and industrial	24,511	25,135
Consumer	1,915	2,037
Other	478	515
Total gross loans	327,469	319,739
Allowance for loan losses	(8,159)	(10,691)
	$319,310	$309,048

The Company uses a numerical grading system from 1 to 9 to assess the credit risk inherent in its loan portfolio, with Grade 1 loans having the lowest credit risk and Grade 9 loans having the highest credit risk. Loans with credit grades from 1 to 5 are considered passing grade, or acceptable, loans.  Loans with grades from 6 to 9 are considered to have less than acceptable credit quality.  Generally, impaired loans have credit grades of 7 or higher.  Following is a listing and brief description of the various risk grades.  The grading of individual loans may involve the use of estimates.

Credit Grade	Description
1	Loans secured by cash collateral.
2	Loans secured by readily marketable collateral.
3	Top quality loans with excellent repayment sources and no significant identifiable risk of collection.
4	Acceptable loans with adequate repayment sources and little identifiable risk of collection.
5	Acceptable loans with signs of weakness as to repayment or collateral, but with mitigating factors that minimize the risk of loss.
6	Watch List or Special Mention loans with underwriting tolerances and/or exceptions with no mitigating factors that may, due to economic or other factors, increase the risk of loss.
7	Classified substandard loans inadequately protected by the paying capacity or net worth of the obligor, or of the collateral with weaknesses that jeopardize the liquidation of the debt.
8	Classified doubtful loans in which collection or liquidation in full is highly improbable.
9	Classified loss loans that are uncollectible and of such little value that continuance as an asset is not warranted.

The following tables provide a summary of our credit risk profile by loan categories as of December 31, 2012 and December 31, 2011.

	Real Estate Secured
	Residential 1-4 Family		Multi Family			Commercial		Construction and Land Development
	2012	2011	2012		2011	2012	2011	2012	2011
Grade
1	$-	$-	$		$-	$-	$-	$-	$-
2	-	-			-	-	-	-	-
3	59,303	44,087		611	-	6,825	8,469	7,037	7,851
4	49,619	61,509		684	715	29,038	27,461	10,054	9,020
5	50,336	45,213		3,500	1,921	25,130	26,026	17,633	14,575
6	2,036	2,707		-	-	11,139	9,714	1,215	277
7	10,287	11,957		760	2,508	8,152	8,781	4,366	4,306
8	2,840	941			-	-	802	-	3,212
9	-	-		-	-	-	-	-	-
Total	$174,421	$166,414		$5,555	$5,144	$80,284	$81,253	$40,305	$39,241

	Non-Real Estate Secured
	Commercial		Consumer		Other		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Grade
1	$2,329	$2,095	$55	$49	$-	$-	$2,384	$2,144
2	-	-	309	-	-	-	309	-
3	2,523	2,413	234	225	191	258	76,724	63,303
4	5,620	5,408	1,105	237	227	257	96,347	104,607
5	6,702	9,034	-	1,337	60	-	103,361	98,106
6	3,713	3,992	-	-	-	-	18,103	16,690
7	3,624	2,193	212	189	-	-	27,401	29,934
8	-	-	-	-	-	-	2,840	4,955
9	-	-	-	-	-	-	-	-
Total	$24,511	$25,135	$1,915	$2,037	$478	$515	$327,469	$319,739

The following tables provide a summary of past due loans by loan category as of December 31, 2012 and December 31, 2011.

(Dollars in thousands)

Past Due Loans

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$2,712	$834	$5,385	$8,931	$165,490	$174,421	$-
Multifamily Residential	-	379	-	379	5,176	5,555	-
Commercial Real Estate	1,711	-	127	1,838	78,446	80,284	-
Construction and Land Development	182	-	999	1,181	39,124	40,305	-
Non-Real Estate Secured
Commercial and Industrial	686	29	394	1,109	23,402	24,511	-
Consumer and Other	20	11	54	85	2,308	2,393	-

Total (1)	$5,311	$1,253	$6,959	$13,523	$313,946	$327,469	$-

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$4,897	$957	$4,981	$10,835	$155,579	$166,414	$-
Multifamily Residential	391	-	1,318	1,709	3,435	5,144	-
Commercial Real Estate	387	3,503	962	4,852	76,401	81,253	-
Construction and Land Development	933	115	3,781	4,829	34,412	39,241	-
Non-Real Estate Secured
Commercial and Industrial	1,055	405	260	1,720	23,415	25,135	-
Consumer and Other	54	72	-	126	2,426	2,552	-

Total (1)	$7,717	$5,052	$11,302	$24,071	$295,668	$319,739	$-

(1)	Principal balances only; excludes accrued interest receivable and deferred fees and costs due to immateriality.

The following table provides a summary of nonaccrual loans as of December 31, 2012 and December 31, 2011.

	December 31, 2012	December 31, 2011

1-4 Family Residential	$6,821	$9,004
Multifamily Residential	-	1,318
Commercial Real Estate	531	5,749
Construction and Land Development	1,317	4,483
Commercial and Industrial	990	714
Consumer and Other	55	-
Total	$9,714	$21,268

At December 31, 2012 and December 31, 2011, nonaccrual loans totaled $9.7 million and $21.3 million, respectively.  The gross interest income which would have been recorded under the original terms of nonaccrual loans amounted to approximately $777,000 and $1.4 million at December 31, 2012 and December 31, 2011, respectively.  At December 31, 2012 and December 31, 2011, impaired loans, which include non-accrual loans and troubled debt restructurings (TDRs) totaled $11.7 million and $22.3 million, respectively.  Impaired loans individually evaluated for impairment, which include nonaccrual loans over $250,000 and TDRs, totaled $8.9 million and $19.6 million at December 31, 2012 and December 31, 2011, respectively.  At December 31, 2012 and December 31, 2011, there were no loans over ninety days past due and still accruing interest.

At December 31, 2012 and December 31, 2011, all TDRs, including those on nonaccrual status, totaled $4.6 million and $4.2 million, respectively.  The gross interest income that would have been recognized on TDRs according to the original loan terms during 2012 totaled approximately $93,000; actual interest income recognized on these loans according to the restructured terms totaled $92,000.  The gross interest income that would have been recognized on TDRs according to the original loan terms during 2011 totaled approximately $73,000; actual interest income recognized on these loans according to the restructured terms totaled approximately $72,000. At December 31, 2012 there were five loans totaling $3.1 million that had their original loan terms restructured.  During the year ended December 31, 2012, four loans totaling $1.7 million, that previously had their original terms restructured, went into nonaccrual.  During the same period, $573,000 related to TDRs was charged off.  TDRs did not have a material effect on the allowance for loan losses as of December 31, 2012.

The following tables provide a year to date analysis of activity within the allowance for loan losses.

(Dollars in thousands)	December 31, 2012	December 31, 2011

Balance, beginning of year	$10,691	$9,513
Provision for loan losses	880	10,023
Net charge offs	(3,412)	(8,845)
Balance, end of quarter	$8,159	$10,691

	For the Year Ended December 31, 2012
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,861	$(1,968)	$64	$1,355	$1,944	$368	$2,312
Multifamily Residential	297	-	18	(276)	39	-	39
Commercial Real Estate	2,409	(883)	1	(263)	1,188	76	1,264
Construction and Land Development	633	(617)	67	523	512	94	606
Non-Real Estate Secured
Commercial and Industrial	1,898	(65)	23	(532)	1,285	39	1,324
Consumer and Other	41	(54)	2	66	55	-	55
Other
Other General Reserves	1,515	-	-	424	1,939	-	1,939
Unallocated	1,037	-	-	(417)	620	-	620
Total	$10,691	$(3,587)	$175	$880	$7,582	$577	$8,159

	For the Year Ended December 31, 2011
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,532	$(1,119)	$125	$1,323	$1,763	$1,098	$2,861
Multifamily Residential	358	(502)	-	441	175	122	297
Commercial Real Estate	1,263	(2,116)	30	3,232	1,691	718	2,409
Construction and Land Development	2,972	(4,021)	124	1,558	625	8	633
Non-Real Estate Secured
Commercial and Industrial	619	(1,464)	125	2,618	1,898	-	1,898
Consumer and Other	124	(28)	1	(56)	41	-	41
Other
Other General Reserves	1,345	-	-	170	1,515	-	1,515
Unallocated	300	-	-	737	1,037	-	1,037
Total	$9,513	$(9,250)	$405	$10,023	$8,745	$1,946	$10,691

Impaired loans with a balance of $250,000 or more are evaluated individually for impairment. All other loans are collectively evaluated for impairment.  The following tables provide summaries and totals of loans individually and collectively evaluated for impairment as of December 31, 2012 and December 31, 2011.

Loans Receivable:	As of December 31, 2012
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$6,953	$167,468	$174,421
Multifamily Residential	382	5,173	5,555
Commercial Real Estate	531	79,753	80,284
Construction and Land
Development	830	39,475	40,305
Non Real Estate Secured
Commercial and Industrial	204	24,307	24,511
Consumer and Other	-	2,393	2,393
Total	$8,900	$318,569	$327,469

Loans Receivable:	As of December 31, 2011
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$7,668	$158,746	$166,414
Multifamily Residential	2,117	3,027	5,144
Commercial Real Estate	5,568	75,685	81,253
Construction and Land
Development	4,216	35,025	39,241
Non Real Estate Secured
Commercial and Industrial	-	25,135	25,135
Consumer and Other	-	2,552	2,552
Total	$19,569	$300,170	$319,739

	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Family Residential	$5,430	$4,375	$-	$1,055	$4,960	$48
Multifamily Residential	382	382	-	-	429	30
Commercial Real Estate	-	-	-	-	-	-
Construction and Land
Development	353	353	-	-	352	-
Commercial and Industrial	74	74	-	-	74	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$2,616	$2,578	$367	$38	$2,642	$-
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	531	531	76	-	548	-
Construction and Land
Development	477	477	95	-	478	-
Commercial and Industrial	130	130	39	-	131	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$8,046	$6,953	$367	$1,093	$7,602	$48
Multifamily Residential	382	382	-	-	429	30
Commercial Real Estate	531	531	76	-	548	-
Construction and Land
Development	830	830	95	-	830	-
Commercial and Industrial	204	204	39	-	205	-
Consumer and Other	-	-	-	-	-	-

Total	$9,993	$8,900	$577	$1,093	$9,614	$78

(1) Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.

	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Family Residential	$2,805	$2,564	$-	$241	$2,603	$15
Multifamily Residential	1,131	1,131	-	-	1,224	-
Commercial Real Estate	2,602	2,175	-	427	2,366	-
Construction and Land
Development	6,533	4,141	-	2,392	5,773	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$5,104	$5,104	$1,099	$-	$5,142	$5
Multifamily Residential	986	986	122	-	923	48
Commercial Real Estate	3,393	3,393	717	-	3,636	-
Construction and Land
Development	245	75	8	170	143	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$7,909	$7,668	$1,099	$241	$7,745	$20
Multifamily Residential	2,117	2,117	122	-	2,147	48
Commercial Real Estate	5,995	5,568	717	427	6,002	-
Construction and Land
Development	6,778	4,216	8	2,562	5,916	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total	$22,799	$19,569	$1,946	$3,230	$21,810	$68

(1) Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.